Share-based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Compensation.
Share-based Compensation

14.  Share-based Compensation

(a)  Description of stock option plan

In July 2012, the Group permits the grant of options of the Company to relevant directors, officers, other employees and consultants of the Company. Option awards are granted with an exercise price determined by the Board of Directors. Those option awards generally vest over a period of four years.

The Group recognizes share-based compensation expenses in the consolidated statements of operations and comprehensive loss based on awards ultimately expected to vest, after considering actual forfeitures.

The Company has replaced these share options with restricted shares for all employees and non-employees on June 15, 2018 (Note 14(d)).

(b)  Valuation assumptions

The Group historically uses binomial option pricing model to determine fair value of the share-based awards. The estimated fair value of each option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	2017	2018	2019
Expected volatility	57.90%‑59.70%	57.30%	Not applicable
Weighted average volatility	58.44%	57.30%	Not applicable
Expected dividends	-	-	Not applicable
Risk-free rate	2.60%‑3.18%	3.10%	Not applicable
Contractual term (in years)	10	10	Not applicable
Enterprise value	US$0.32‑US$0.65	US$0.65	Not applicable

The expected volatility at the grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the options. The weighted average volatility is the expected volatility at the grant date weighted by number of options. The Company has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Contractual term is the contract life of the options. The Group estimated the risk free interest rate based on the market yield of US Government Bond with maturity of ten years as of the valuation date, plus country default risk spread between United States and China.

(c)  Share options activities

The following table presents a summary of the Company’s options activities for the years ended December 31, 2017, 2018 and 2019.

				Weighted average	Remaining	Aggregated
	Employees	Consultants	Total	exercise price	contractual life	intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$		RMB
Outstanding at January 1, 2017	18,892	1,637	20,529	0.43	1.39	9,975
Granted	60	-	60	0.42	-	-
Exercised	-	-	-	-	-	-
Forfeited	(1,877)	-	(1,877)	0.94	-	-
Outstanding at December 31, 2017	17,075	1,637	18,712	0.37	0.72	8,951
Granted	205	-	205	1.00	-	-
Exercised	-	-	-	-	-	-
Forfeited	(3,443)	-	(3,443)	0.12	-	-
Replaced by restricted shares	(13,837)	(1,637)	(15,474)	(0.43)	-	-
Outstanding at December 31, 2018 and 2019	-	-	-	-	-	-
Exercisable as of December 31, 2017	10,606	1,424	12,030	0.28	0.39	5,293
Exercisable as of December 31, 2018 and 2019	-	-	-	-	-	-

The weighted average grant date fair value of options granted for the years ended December 31, 2017 and 2018 was RMB0.4851 and RMB1.8692 per option, respectively.

No options were exercised for the years ended December 31, 2018 and 2019.

(d)  Share option replacement

In June 2018, the directors of the Company (the “Directors”) approved the TuanChe Limited Share Incentive Plan (the “Share Incentive Plan”). Under the Share Incentive Plan, 38,723,321 ordinary shares were issued to Best Cars which is a VIE of the Company for the restricted share awards at consideration of nil. Meanwhile, the incentive share options granted to employees and non-employees of the Company shall be replaced by the restricted shares. As a result of the Share Incentive Plan, on June 15, 2018, a total of 15,473,653 share options of the Company were replaced by 13,740,480 restricted shares. The restricted shares awards are subject to the original vesting schedule of the replaced share options. The Company concluded the cancellation and replacement of awards is a modification, and determined the modification is a probable-to-probable (Type 1) modification. The Company has recognized the portion of incremental value of RMB10.7 million as expenses immediately for those vested share options; the portion of the incremental value of RMB3.7 million as the result of the replacement for unvested share options will be recognized as expenses over the remaining vesting periods of 1 to 4 years.

For years ended December 31, 2018 and 2019, the Company has granted 24,407,184 (including the abovementioned 13,740,480 restricted shares granted to replace the 15,473,653 share options on June 15, 2018) and 11,527,950 restricted shares to its employees. The total fair value of RMB109.0 million and RMB112.6 million for those granted restricted shares will be recognized as expenses over the vesting periods of nil to 4 years.

A summary of the restricted shares activities is presented below:

	Number of restricted	Weighted-Average
	shares	Grant-Date Fair Value
		US$
Outstanding as of January 1, 2018	-	-
Granted	24,407,184	1.595
Vested	(12,917,926)	1.595
Outstanding as of December 31, 2018	11,489,258	1.595
Granted	11,527,950	1.440
Forfeit	(733,764)	1.593
Vested	(13,070,570)	1.623
Outstanding as of December 31, 2019	9,212,874	1.364

For the year ended December 31, 2018, total share-based compensation expenses recognized by the Group for the share options and restricted shares granted were RMB0.6million and RMB71.2million, respectively. For the year ended December 31, 2019, total share-based compensation expenses recognized by the Group for the restricted shares granted were RMB110.0 million.

As of December 31, 2018 and 2019, there were RMB77.0 million and RMB79.5 million of unrecognized share-based compensation expenses related to the restricted shares granted. That expenses are expected to be recognized over a weighted-average period of 2.54 years.

(e)   Super voting right

On June 13, 2018, the Company changed its capital structure to re-designate its ordinary shares into Class A ordinary shares and Class B ordinary shares. The effect of this re-designation has been accounted for retroactively for all periods presented. Mr. Wei Wen, Chairman of the Board of Directors and CEO of the Company holds Class B ordinary shares through his British Virgin Islands (“BVI”) company and each Class B ordinary share carries fifteen (15) votes at meetings of shareholders. Upon further transfer of Class B ordinary shares by Mr. Wei Wen to anyone, such Class B ordinary shares will automatically convert into an equal number of Class A ordinary shares.

The grant of the super voting right was authorized by the Board of Directors on June 13, 2018. There are no additional vesting conditions attached to the grant. Accordingly, the Company recognized the incremental value of RMB4.7 million of Class B ordinary shares in general and administrative expenses as share based compensation on the grant date.

(f)  Transfer of ordinary shares

On September 29, 2018, the Class A ordinary share holder of the Company, First Aqua Inc., entered into a share transfer agreement with ACEE Capital Ltd., the Series D‑1 preferred share holder of the Company, to transfer 521,962 Class A Ordinary Shares to ACEE Capital Ltd., for an aggregate selling price of US$1.1 million. The transfer of Class A ordinary shares was authorized by the Board of Directors on September 28, 2018. Accordingly, the Company recognized the incremental value of RMB1.7 million between the consideration and the fair value of 521,962 Class A ordinary shares in general and administrative expenses as share based compensation on the transfer date.

(g) Repurchase of restricted shares from employees

On June 17, 2019, the Company repurchased and reserved 6,358,500 vested restricted shares held by certain employees at the price of US$0.75 per share (US$3.00 per ADSs). The total consideration of US$4.8 million did not exceeded the fair value of the vested restricted shares at repurchase date, the repurchase of restricted shares has been accounted for under the cost method and presented as “treasury stock” in equity on the Group’s consolidated balance sheet without any additional compensation cost incurred.

The Company concluded repurchase of restricted shares from employees was an isolated case that was not considered as frequent, and the likelihood to recur is remote. Since there is no repurchase obligation in the Company’s Share Incentive Plan, the Company’s such repurchase action does not prevent the awards from being equity-classified.